Administrative Expense (Details) - Schedule of administrative expense - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of administrative expense [Abstract]
Labor	$ 3,845,738	$ 1,509,917	$ 1,690,420
Audit fee	200,000	114,400	138,870
Professional and other service fee	2,666,804	16,201	18,517
Design fee	438,850	410,166	372,192
Depreciation and amortization charges	766,480	738,725	685,253
Decoration	155,665
Rental	143,787	72,960	73,021
Travelling and entertainment	213,113	76,093	17,439
Others	735,754	501,353	482,546
Total	$ 9,166,191	$ 3,439,815	$ 3,478,258